Disclosure of geographic allocation of total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Current assets	$ 13,102	$ 93,880
Mineral properties, plant and equipment	114	610,823
Other non-current assets	299,399	4,082
Total assets	312,615	708,785
Current liabilities	3,473	84,367
Non-current liabilities	300	191,811
Total liabilities	3,773	276,178
Canada [Member]
Statements [Line Items]
Current assets	13,102	27,673
Mineral properties, plant and equipment	114	56
Other non-current assets	0	0
Total assets	13,216	27,729
Current liabilities	3,473	1,704
Non-current liabilities	300	0
Total liabilities	3,773	1,704
Ghana [Member]
Statements [Line Items]
Current assets	0	66,207
Mineral properties, plant and equipment	0	610,767
Other non-current assets	299,399	4,082
Total assets	299,399	681,056
Current liabilities	0	82,663
Non-current liabilities	0	191,811
Total liabilities	$ 0	$ 274,474